Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties

	December 31,	December 31,	December 31,
	2024	2023	2022
Sales and services	—	5	13
Purchases and other contributions	29	27	25
Accounts receivable	—	—	5
Accounts payable	4	6	2